Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

EdgeConneX, Inc.

EdgeConneX N.A. Finance Holdings V, LLC (together with EdgeConneX, Inc., the “Company”)

Guggenheim Securities, LLC (the “Structuring Agent”)

Morgan Stanley & Co. LLC

(together, the “Specified Parties”)

Re: EdgeConneX Data Centers Issuer, LLC, Secured Data Center Revenue Notes, Series 2022-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Data Tape 1.7.21_v02112022vKPMG.xlsx” provided by the Structuring Agent on February 11, 2022, on behalf of the Company, containing information on 1,619 data center service order agreements (the “Service Orders”) as of November 1, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by EdgeConneX Data Centers Issuer, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of days were within $1.00, 0.1%, and 30 days, respectively.

•	The term “Statistical Calculation Date” means November 1, 2021.

•	The term “Cross-Connect Service Orders” means Services Orders that have cross-connect components.

•	The term “Ordinary Service Orders” means Services Orders that do not have cross-connect components.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “Top Tenants” means the top 25 tenants based on aggregated “Total Annualized Revenue” of their respective Service Orders in the Data File.

•	The term “Regular Tenants” means tenants that are not Top Tenants.

•

The term “Service Orders Information” means the following documents provided by the Structuring Agent, on behalf of the Company: (i) scanned Servicer Orders agreement, (ii) scanned amended and/or restated Service Orders agreements, and (iii) Company’s system screenshots. We make no representation regarding the validity or accuracy of the Servicer Orders Information.

•

The term “Rating Information” means tenant rating information (Moody’s, Standard and Poor’s, Fitch, and/or Egan-Jones) in the Data File. We make no representation regarding the validity or accuracy of this information.

•	The term “Source Documents” means the Service Orders Information and Rating Information.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Statistical Calculation Date, Source Documents, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 120 Service Orders from the Data File as follows:

(i)

Select 20 Cross-Connect Service Orders, of which (a) 15 were selected from the Top Tenants’ Cross- Connect Service Orders (the “Top Tenant Cross-Connect Sample”) and (b) 5 were selected from the Regular Tenants’ Cross-Connect Service Orders (the “Regular Tenant Cross-Connect Sample,” and together with the Top Tenant Cross-Connect Sample, the “Cross-Connect Sample”); and,

(ii)

Select 100 Ordinary Service Orders, of which (a) 75 were selected from the Top Tenants’ Ordinary Service Orders, provided that each Top Tenant has at least one Ordinary Service Order selected (the “Top Tenant Ordinary Sample”) and (b) 25 were selected from the Regular Tenants’ Ordinary Service Orders (the “Regular Tenant Ordinary Sample,” and together with the Top Tenant Ordinary Sample, the “Ordinary Sample”).

The Cross-Connect Sample and the Ordinary Sample constitute the “Selected Service Orders.” A listing of the Selected Service Orders is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Service Orders we were instructed to randomly select from the Data File.

B.

For each Selected Service Order, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

2

Attribute	Source Documents / Instructions
Unique Identifier	Service Orders Information
Customer	Service Orders Information
Site ID	Service Orders Information and Instructions
Renewal Options Remaining	Service Orders Information
Renewal Period Term(s)	Service Orders Information
Start Date	Service Orders Information and Instructions
End Date	Service Orders Information and Instructions
Contract Original Term	Service Orders Information
Contract Remaining Term	Instructions
Billing Quantity	Service Orders Information
Current Billing Rate	Service Orders Information and Instructions
Current Cash Monthly Recurring Revenue	Service Orders Information and Instructions
Escalator Percentage	Service Orders Information and Instructions
Escalator Start Date	Service Orders Information
Sales kW	Service Orders Information
Ultimate parent of customer/corporate guarantor	Service Orders Information
Rating	Rating Information and Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

3

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the data center service order agreements, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the data center service order agreements to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such data center service order agreements being securitized, (iii) the compliance of the originator of the data center service order agreements with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the data center service order agreements that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

Irvine, California

March 14, 2022

4

THE FOLLOWING PAGES CONSTITUTE EXHIBIT A

Selected Service Order#	Unique Identifier	Cross- Connect Service Orders?	Top Tenant?
1	EDCSVC02-219352	no	yes
2	EDCSVC02-223768	no	yes
3	EDCSVC02-223769	no	yes
4	EDCSVC02-223770	no	yes
5	EDCATL01-216382	no	yes
6	EDCATL01-222652	no	yes
7	EDCATL01-223072	no	yes
8	EDCBOS01-217039	no	yes
9	EDCACV01-220128	no	yes
10	EDCATL02-224393	no	yes
11	EDCATL01-219639	no	yes
12	EDCATL01-222911	no	yes
13	EDCBOS01-219748	no	yes
14	EDCDEN01-222836	no	yes
15	EDCDEN01-218155	no	yes
16	EDCDEN01-220289	no	yes
17	EDCNAS01-220053	no	yes
18	EDCPHX01-220290	no	yes
19	EDCATL01-217318	no	yes
20	EDCATL01-215731	no	yes
21	EDCATL01-217343	no	yes
22	EDCBOS01-220686	no	yes
23	EDCATL01-222261	no	yes
24	EDCATL01-222671	no	yes
25	EDCBOS01-216873	no	yes
26	EDCBOS01-222623	no	yes
27	EDCATL01-222540	no	yes
28	EDCDET01-218519	no	yes
29	EDCHOU01-224412	no	yes
30	EDCATL01-221376	no	yes
31	EDCATL02-224613	no	yes
32	EDCBOS01-218120	no	yes
33	EDCDEN01-220976	no	yes
34	EDCDEN01-222012	no	yes
35	EDCDEN01-222096	no	yes
36	EDCDEN01-223252	no	yes
37	EDCLAS01-221443	no	yes
38	EDCLAS01-222128	no	yes
39	EDCNOR01-217585	no	yes
40	EDCPOR01-219591	no	yes

Selected Service Order#	Unique Identifier	Cross- Connect Service Orders?	Top Tenant?
41	EDCSAC01-217538	no	yes
42	EDCSAC01-219172	no	yes
43	EDCSVC02-219844	no	yes
44	EDCDET01-219978	no	yes
45	EDCHOU01-220197	no	yes
46	EDCLAS01-220732	no	yes
47	EDCPHX01-221223	no	yes
48	EDCACV01-221137	no	yes
49	EDCATL01-215112	no	yes
50	EDCDET01-224084	no	yes
51	EDCATL01-221851	no	yes
52	EDCDET01-221863	no	yes
53	EDCJAX01-224183	no	yes
54	EDCSVC02-221576	no	yes
55	EDCPOR01-222543	no	yes
56	EDCHOU01-217926	no	yes
57	EDCHOU01-218059	no	yes
58	EDCHOU01-219426	no	yes
59	EDCHOU01-219612	no	yes
60	EDCATL02-221841	no	yes
61	EDCDET01-221847	no	yes
62	EDCLAS01-220544	no	yes
63	EDCATL01-222771	no	yes
64	EDCDEN01-222765	no	yes
65	EDCMIA01-222770	no	yes
66	EDCATL01-223446	no	yes
67	EDCATL02-224355	no	yes
68	EDCMIA01-221991	no	yes
69	EDCMIA01-223445	no	yes
70	EDCATL01-223658	no	yes
71	EDCDET01-223232	no	yes
72	EDCACV01-211111	no	yes
73	EDCATL01-215672	no	yes
74	EDCDEN01-213554	no	yes
75	EDCDEN01-217632	no	yes
76	EDCPHX01-217828	yes	yes
77	EDCNAS01-221939	yes	yes
78	EDCBOS01-221952	yes	yes
79	EDCATL01-218263	yes	yes
80	EDCHOU01-223463	yes	yes

Selected Service Order#	Unique Identifier	Cross- Connect Service Orders?	Top Tenant?
81	EDCDEN01-222483	yes	yes
82	EDCNOR01-222747	yes	yes
83	EDCPOR01-219951	yes	yes
84	EDCPHX01-218791	yes	yes
85	EDCATL01-224110	yes	yes
86	EDCPOR01-220583	yes	yes
87	EDCDET01-220546	yes	yes
88	EDCATL01-221990	yes	yes
89	EDCATL01-224297	yes	yes
90	EDCATL01-224887	yes	yes
91	EDCSVC02-221523	no	no
92	EDCNAS01-217757	no	no
93	EDCPHX01-214634	no	no
94	EDCSVC01-222384	no	no
95	EDCMIA01-218040	no	no
96	EDCBOS01-224538	no	no
97	EDCJAX01-214930	no	no
98	EDCPHX01-222832	no	no
99	EDCMIA01-222133	no	no
100	EDCBOS01-219213	no	no
101	EDCDET01-218879	no	no
102	EDCNOR01-218487	no	no
103	EDCNOR01-213494	no	no
104	EDCSDG01-217837	no	no
105	EDCPHX01-220361	no	no
106	EDCJAX01-221396	no	no
107	EDCSLC01-222170	no	no
108	EDCPOR01-218174	no	no
109	EDCPHX01-223911	no	no
110	EDCPOR01-217764	no	no
111	EDCDET01-213824	no	no
112	EDCNOR01-221082	no	no
113	EDCATL02-219157	no	no
114	EDCMSP01-219153	no	no
115	EDCPIT01-222775	no	no
116	EDCPOR01-222201	yes	no
117	EDCDET01-219199	yes	no
118	EDCDET01-222033	yes	no
119	EDCPOR01-218929	yes	no
120	EDCSEA01-223951	yes	no

THE FOLLOWING PAGES CONSTITUTE EXHIBIT B

Attribute	Instructions
Site ID	If Site ID is not listed in the Service Orders Information, Structuring Agent, on behalf of the Company, provided confirmation of address information for Site ID.
Start Date	For any month-to-month Service Order, if Start Date is not listed in the Service Orders Information, the start date is the date when the Contract Original Term expires and the Service Order becomes a month-to-month Service Order.
End Date	If End Date is not listed in the Service Orders Information, recompute as the Start Date plus the Contract Original Term.
Contract Remaining Term	Recompute as the number of months between the Statistical Calculation Date and the End Date.
Current Billing Rate

If Current Billing Rate is listed in the Service Orders Information as of a date other than the Statistical Calculation Date, recompute using the Escalator Percentage and time between the listed as-of date and Statistical Calculation Date and the following formula:

Current Billing Rate = (listed Current Billing Rate) * (1 + Escalator Percentage) ^ n,

where n is equal to the time, in years, between the listed as-of date and Statistical Calculation Date

Current Cash Monthly Recurring Revenue	If Current Cash Monthly Recurring Revenue is not listed in the Service Orders Information, recompute as the Billing Quantity multiplied by Current Billing Rate.
Escalator Percentage

If Escalator Percentage is not listed in the Service Orders Information, recompute using the following formula:

Escalator Percentage = (Current Billing Rate / Original Billing Rate) ^ (1 / n) – 1,

where n is equal to the number of months between Escalator Start Date and Statistical Calculation Date

Rating	Recompute as the lowest rating of the available Moody’s, Standard and Poor’s, Fitch, and Egan- Jones long-term credit ratings for a tenant’s ultimate parent or corporate guarantor as listed in the Rating Information.

THE FOLLOWING PAGES CONSTITUTE EXHIBIT C

Selected Service Order #	Attribute	Attribute Value in the Data File	Attribute Value in the Source Documents

EDCACV01-211111	Unique Identifier	EDCACV01-211111	Not listed or partially listed in the Source Documents

EDCACV01-221137	Unique Identifier	EDCACV01-221137	Not listed or partially listed in the Source Documents

EDCATL01-215731	Unique Identifier	EDCATL01-215731	Not listed or partially listed in the Source Documents

EDCATL01-221376	Unique Identifier	EDCATL01-221376	Not listed or partially listed in the Source Documents

EDCATL01-222911	Unique Identifier	EDCATL01-222911	Not listed or partially listed in the Source Documents

EDCBOS01-219748	Unique Identifier	EDCBOS01-219748	Not listed or partially listed in the Source Documents

EDCHOU01-219426	Unique Identifier	EDCHOU01-219426	Not listed or partially listed in the Source Documents

EDCNOR01-213494	Unique Identifier	EDCNOR01-213494	Not listed or partially listed in the Source Documents

EDCSVC02-219352	Unique Identifier	EDCSVC02-219352	Not listed or partially listed in the Source Documents

EDCSVC02-219844	Unique Identifier	EDCSVC02-219844	Not listed or partially listed in the Source Documents

EDCSVC02-221576	Unique Identifier	EDCSVC02-221576	Not listed or partially listed in the Source Documents

EDCSVC02-223768	Unique Identifier	EDCSVC02-223768	Not listed or partially listed in the Source Documents

EDCSVC02-223769	Unique Identifier	EDCSVC02-223769	Not listed or partially listed in the Source Documents

EDCSVC02-223770	Unique Identifier	EDCSVC02-223770	Not listed or partially listed in the Source Documents

EDCATL02-224393	Unique Identifier	EDCATL02-224393	Not listed or partially listed in the Source Documents

EDCSVC02-219352	Start Date	05/01/19	04/18/17